Regulatory Matters - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Maximum asset value required to be exempted from consolidated capital requirements	$ 1,000,000,000	$ 1,000,000,000
Common equity tier 1 ratio of risk- weighted assets	14.72%	12.44%
Tier 1 capital ratio of risk-weighted assets	14.72%	12.44%	32.57%
Total capital ratio of risk-weighted assets	15.44%	13.13%	33.82%
Leverage ratio	12.11%	9.76%	16.99%
Capital conservation buffer	7.44%
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 ratio of risk- weighted assets	4.50%	4.50%
Tier 1 capital ratio of risk-weighted assets	6.00%	6.00%
Total capital ratio of risk-weighted assets	8.00%	8.00%
Leverage ratio	4.00%	4.00%
Capital conservation buffer	0.625%